J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

JPMorgan Short Duration Core Plus ETF

(the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 23, 2023

to the current Summary Prospectus and Prospectus, as supplemented

CORE PLUS BOND ETF

Portfolio Manager Retirement In Early 2024. Steven Lear has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Lear will continue to serve on the portfolio management team of the JPMorgan Core Plus Bond ETF (the “Fund”) until his retirement. In order to provide additional depth and continuity to the portfolio management team, Kay Herr will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven Lear*	2019	Managing Director
Richard D. Figuly	2019	Managing Director
J. Andrew Norelli	2019	Managing Director
Lisa Coleman	2020	Managing Director
Thomas Hauser	2020	Managing Director
Kay Herr	2023	Managing Director

*	Mr. Lear has announced his retirement from JPMIM effective early 2024. Until his retirement, Mr. Lear will continue to serve on the portfolio management team.

SHORT DURATION CORE PLUS ETF

Portfolio Manager Retirement In Early 2024. Steven Lear has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Lear will continue to serve on the portfolio management team of the JPMorgan Short Duration Core Plus ETF (the “Fund”) until his retirement. In order to provide additional depth and continuity to the portfolio management team, Kay Herr will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven Lear*	2021	Managing Director
Cary Fitzgerald	2021	Managing Director
Kay Herr	2023	Managing Director

*	Mr. Lear has announced his retirement from JPMIM effective early 2024. Until his retirement, Mr. Lear will continue to serve on the portfolio management team.

SUP-FIETF-PM-523

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Core Plus Bond ETF and Short Duration Core Plus ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

Core Plus Bond ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Steven S. Lear, Managing Director and CFA charterholder, Richard Figuly, Managing Director, J. Andrew Norelli, Managing Director, Lisa Coleman, Managing Director and CFA charterholder, Thomas Hauser, Managing Director and CFA charterholder, and Kay Herr, Managing Director and CFA charterholder. Mr. Lear, an employee of JPMIM since 2008 is the U.S. Chief Investment Officer within our GFICC group. Mr. Figuly has been an employee of JPMIM or predecessor firms since 1993 and is a member of the GFICC group with an emphasis on securitized assets for purposes of this Fund. Mr. Norelli has been with the adviser since 2012 and is a portfolio manager within the GFICC group, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee JPMIM since 2008, Ms. Coleman is the Global Head of the Investment Grade Corporate Credit team within the GFICC group. Mr. Hauser is responsible for managing high yield investments for the Fund. A portfolio manager of the Fund since July 2020 and employee of JPMIM or its affiliates since 2004, Mr. Hauser is a senior portfolio manager for the GFICC Global High Yield team. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets with an emphasis on the U.S. dollar high yield market. An employee of JPIMM since 1999 and a portfolio manager of the Fund since 2023, Ms. Herr is a member of the Asset Management Investment Committee (AMIC) and head of Research for the GFICC team.

Short Duration Core Plus ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Steven Lear, Managing Director and CFA charterholder, Cary Fitzgerald, Managing Director, and Kay Herr, Managing Director and CFA charterholder. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate a duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. Mr. Lear, an employee of JPMIM since 2008 is the U.S. Chief Investment Officer within our GFICC group. An employee of JPMorgan Chase since 2000 and a portfolio manager of the Fund since 2021, Mr. Fitzgerald is a portfolio manager in the GFICC group and oversees JPMIM’s short duration and stable value account strategies for institutional clients. An employee of JPIMM since 1999 and a portfolio manager of the Fund since 2023, Ms. Herr is a member of the Asset Management Investment Committee (AMIC) and head of Research for the GFICC team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Inflation Managed Bond ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 23, 2023

to the current Summary Prospectus and Prospectus, as supplemented

Portfolio Manager Retirement In Early 2024. Steven Lear has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Lear will continue to serve on the portfolio management team of the Fund until his retirement. In order to provide additional depth and continuity to the portfolio management team, Edward Fitzpatrick III will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2022	Executive Director
Steven Lear*	2022	Managing Director
David Rooney	2022	Executive Director
Edward Fitzpatrick III	2023	Managing Director

Mr. Grimshaw, Mr. Lear and Mr. Rooney also were the predecessor fund’s portfolio managers since 2010, 2013 and 2015, respectively.

*	Mr. Lear has announced his retirement from JPMIM effective early 2024. Until his retirement, Mr. Lear will continue to serve on the portfolio management team.

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Steven Lear, Managing Director and CFA charterholder, David Rooney, Executive Director and CFA charterholder, and Edward Fitzpatrick III, Managing Director and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities, whereas Mr. Rooney is responsible for implementing the inflation-managed strategy. Mr. Grimshaw, an employee since 1988 and portfolio manager of the Fund since its inception, is responsible for managing institutional taxable bond portfolios. Mr. Lear is the U.S. Chief Investment Officer within the Global Fixed Income, Currency and Commodities Group (GFICC) and is responsible for setting macro strategies for the Fund and for overseeing the day-to-day management of the Fund’s portfolio of securities. An employee since 2008 and a portfolio manager for the Fund since its inception, Mr. Lear is responsible for overseeing fixed income investment strategies in the U.S. Mr. Rooney, an employee since 2012 and portfolio manager of the Fund since its inception, is responsible for rates and inflation strategy and portfolio management, with an emphasis on inflation-linked sectors. Mr. Rooney is responsible for day-to-day management of the Fund’s inflation overlay. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2023, Mr. Fitzpatrick, Managing Director and CFA charterholder, is the head of GFICC’s U.S. Rates Team, responsible for managing government bond portfolios for institutional clients, as well as recommending U.S. rates & derivatives strategies across GFICC portfolios. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. Mr. Grimshaw, Mr. Lear and Mr. Rooney also were the predecessor fund’s portfolio managers since 2010, 2013 and 2015, respectively.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-IMBETF-523

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

JPMorgan Short Duration Core Plus ETF

(the “Funds”)

(each, fa series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 23, 2023

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each Fund’s portfolio managers as of February 28, 2022:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond ETF
Steven Lear	17	$79,443,348	5	$15,886,520	14	$1,871,625
Richard D. Figuly	28	77,068,035	15	19,119,794	20	5,236,250
J. Andrew Norelli	4	34,092,623	7	16,041,405	1	770,504
Lisa Coleman	18	26,817,211	20	23,438,614	22	32,054,613
Thomas Hauser	18	43,541,256	10	28,870,704	33	6,784,099
Kay Herr**	0	0	0	0	0	0

Short Duration Core Plus ETF
Steven Lear	17	79,527,712	5	15,886,520	14	1,871,625
Cary Fitzgerald	2	20,164,024	9	8,521,829	88	35,886,013
Kay Herr**	0	0	0	0	0	0

The following table shows information regarding the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2022:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond ETF
Steven Lear	0	$0	0	$0	0	$0
Richard D. Figuly	0	0	0	0	1	1,332,900
J. Andrew Norelli	0	0	0	0	0	0
Lisa Coleman	0	0	0	0	1	286,017
Thomas Hauser	1	40,206	0	0	0	0
Kay Herr**	0	0	0	0	0	0

Short Duration Core Plus ETF
Steven Lear	0	0	0	0	0	0
Cary Fitzgerald	0	0	0	0	1	348,101
Kay Herr**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2023.

SUP-SAI-FIETF-523

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2022. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Plus Bond ETF
Steven Lear							X
Richard D. Figuly	X
J. Andrew Norelli	X
Lisa Coleman	X
Thomas Hauser	X
Kay Herr*	X

Short Duration Core Plus ETF
Steven Lear							X
Cary Fitzgerald	X
Kay Herr*	X

*	As of February 28, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Inflation Managed Bond ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 23, 2023

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the Fund’s portfolio managers as of February 28, 2022:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Inflation Managed Bond ETF
Scott E. Grimshaw	15	$4,536,268	2	$799,624	3	$756,922
Steven Lear	17	5,894,964	1	156,955	3	756,922
David Rooney	14	4,536,245	1	156,955	3	756,922
Edward Fitzpatrick III**	1	262,967	2	51,642	2	1,628,352

The following table shows information regarding the other accounts managed by the Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2022:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Inflation Managed Bond ETF
Scott E. Grimshaw	0	$0	0	$0	0	$0
Steven Lear	0	0	0	0	0	0
David Rooney	0	0	0	0	1	90,211
Edward Fitzpatrick III**	0	0	0	0	1	125,897

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2023.

SUP-SAI-IMBETF-523

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2022. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Inflation Managed Bond ETF
Scott E. Grimshaw	X						X
Steven Lear
David Rooney				X
Edward Fitzpatrick III*					X

*	As of February 28, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE